INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ (3,588)	$ 50,508	$ 5,992
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(11,419)	(3,070)	469
Germany [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	4,317	11,658	(4,141)
United States [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(3,621)	14,968	8,817
Spain [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	552	(2,052)	(1,406)
Israel [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	7,298	29,964	2,178
Other locations [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ (715)	$ (960)	$ 75